Risk management - Structural Market Risk - Structural VaR (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diversification effect
Main market risk metric
Value at risk	€ (7.6)	€ (9.6)	€ (5.8)
Currency risk
Main market risk metric
Value at risk	3.3	4.8	2.6
Equity price risk
Main market risk metric
Value at risk	1.9	1.4	1.1
Minimum | Diversification effect
Main market risk metric
Value at risk	(2.1)
Minimum | Currency risk
Main market risk metric
Value at risk	2.1
Minimum | Equity price risk
Main market risk metric
Value at risk	1.0
Weighted average
Main market risk metric
Value at risk	21.5
Weighted average | Diversification effect
Main market risk metric
Value at risk	(8.0)	(10.3)	(11.1)
Weighted average | Currency risk
Main market risk metric
Value at risk	6.6	6.9	4.5
Weighted average | Equity price risk
Main market risk metric
Value at risk	3.0	1.9	1.9
Maximum | Diversification effect
Main market risk metric
Value at risk	(39.9)
Maximum | Currency risk
Main market risk metric
Value at risk	15.7
Maximum | Equity price risk
Main market risk metric
Value at risk	5.9
Banking Book | Structural risks
Main market risk metric
Value at risk	815.7	922.1	710.2
Banking Book | Diversification effect
Main market risk metric
Value at risk	€ (376.8)	(316.6)	(419.2)
Banking Book | Interest rate; credit spread
Main market risk metric
VaR percentage	99.00%
Time horizon	1 day
Value at risk	€ 459.6	327.2	264.2
Banking Book | Currency risk
Main market risk metric
Value at risk	471.2	588.5	657.1
Banking Book | Equity price risk
Main market risk metric
Value at risk	261.6	323.0	208.1
Banking Book | Minimum | Structural risks
Main market risk metric
Value at risk	754.9
Banking Book | Minimum | Diversification effect
Main market risk metric
Value at risk	(258.9)
Banking Book | Minimum | Interest rate; credit spread
Main market risk metric
Value at risk	280.9
Banking Book | Minimum | Currency risk
Main market risk metric
Value at risk	471.2
Banking Book | Minimum | Equity price risk
Main market risk metric
Value at risk	261.6
Banking Book | Weighted average | Structural risks
Main market risk metric
Value at risk	878.0	869.3	698.5
Banking Book | Weighted average | Diversification effect
Main market risk metric
Value at risk	(337.3)	(323.4)	(509.3)
Banking Book | Weighted average | Interest rate; credit spread
Main market risk metric
Value at risk	373.9	340.6	350.0
Banking Book | Weighted average | Currency risk
Main market risk metric
Value at risk	546.9	603.4	634.7
Banking Book | Weighted average | Equity price risk
Main market risk metric
Value at risk	294.5	€ 248.7	€ 223.2
Banking Book | Maximum | Structural risks
Main market risk metric
Value at risk	991.6
Banking Book | Maximum | Diversification effect
Main market risk metric
Value at risk	(407.5)
Banking Book | Maximum | Interest rate; credit spread
Main market risk metric
Value at risk	459.6
Banking Book | Maximum | Currency risk
Main market risk metric
Value at risk	621.1
Banking Book | Maximum | Equity price risk
Main market risk metric
Value at risk	€ 318.4